Share-based compensation (Stock options) (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares shares
Genesis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options grated (in shares)	2,100
Equity Incentive Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options grated (in shares)	0
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options grated (in shares)	0
Equity Incentive Plan 2006
Number of options
Options outstanding at beginning of period (in shares)	140,045
Exercised (in shares)	(102,100)
Options outstanding at end of period (in shares)	37,945	[1]
Weighted average exercise price ($)
Options outstanding at beginning of period (in USD per share) | $ / shares	$ 6.02
Exercised (in USD per share) | $ / shares	3.41
Options outstanding at end of period (in USD per share) | $ / shares	$ 13.02	[1]

[1]	Includes 2,100 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010. These options were issued pursuant to a separate board resolution, and not under any of the AerCap Holdings N.V. Equity Plans. They have all vested as of December 31, 2017.